Income Taxes (Schedule of Deductible Loss and Credit Carryforwards) (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Operating loss carryforwards	$ 1,246
Maximum [Member]
Expiration date	Dec. 31, 2038
Minimum [Member]
Expiration date	Dec. 31, 2036
Discontinued Operations
Operating loss carryforwards	$ 53
Valution allowance	$ 5